Commitments and Contingencies (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2021
Commitments and Contingencies (Details) [Line Items]
Initial public offering (in Dollars)	$ 10,000
Aggregate fee (in Dollars)	$ 100,000
Success fee, percentage			50.00%
Success fee payable (in Dollars)			$ 50,000
Account payable and accrued expenses (in Dollars)				$ 50,000
Public and private equity debt offerings		30.00%	30.00%
Common stock, par value		$ 0.0001	$ 0.0001
Ordinary shares, par value		$ 0.0001	$ 0.0001
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)		1,500,000	1,500,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)					1,500,000
Purchase price per unit					$ 10
Nocturne Sponsor, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination, Description		the Company owned by it under certain circumstances pursuant to the Sponsor Forfeiture Agreement. The Sponsor Forefeiture agreements defines that cash on hand shall not be less than the Minimum Cash Amount and to proceed with the Closing, then at (and contingent upon) the Closing, the Sponsor shall irrevocably forfeit and surrender to the Company certain of its Sponsor Shares, as calculated based on the following scenarios: the Sponsor shall (a) keep 2,963,000 shares (eighty-seven and one-half percent (87.5%) of Sponsor Shares) and forfeit the rest if the Company’s cash on hand is less than the Minimum Cash Amount but equals or exceeds $7,500,000, (b) keep 2,539,000 shares (seventy-five percent (75%) of Sponsor Shares) and forfeit the rest if the Company’s cash on hand is less than $7,500,000 but equals or exceeds $5,000,000 and (c) keep 1,693,000 shares (fifty percent (50%) of Sponsor Shares) and forfeit the rest if the Company has no cash on hand at Closing. The number of Sponsor Shares kept and forfeited shall be pro-rated to the extent Nocturne’s cash on hand falls between any of the amounts in clauses (a) through (c) above.
Cognos Therapeutics Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001